INVENTORY (DETAILS) (USD $) In Millions, unless otherwise specified	Jan. 03, 2014	Dec. 28, 2012
Inventory [Abstract]
Raw materials	$ 8.5	$ 14.2
Work in process	7.4	9.8
Finished goods	23.2	24.9
Supplies	10.1	12.6
Inventory	$ 49.2	$ 61.5